Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity
16.	EQUITY
a.	Ordinary shares

	December 31
	2017	2018	2019
Number of shares authorized	200,000,000	500,000,000	500,000,000
Amount of shares authorized (NT$ thousand)	$2,000,000	$5,000,000	$5,000,000
Number of shares issued and fully paid	130,128,940	160,248,940	189,954,970
Amount of shares issued and fully paid	$41,514,016	$51,627,219	$61,366,844

The issued ordinary shares with a par value of NT$10 entitle holders with the rights to vote and receive dividends.

On January 22, 2018, ASLAN Cayman received the official letter from the FSC of approval of the issuance of ordinary shares for the purpose of sponsoring the issuance of American Depository Receipts. On March 27, 2018, ASLAN Cayman filed the registration statement, form F-1, with the U.S. Securities and Exchange Commission (SEC) for the initial public offering in the United States of its American Depositary Shares (ADSs) representing shares of ordinary shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC, and ASLAN Cayman held the initial public offering of its ADSs on May 4, 2018.

The actual units of ADSs for this offering were 6,000,000, and each ADS represents five of ASLAN Cayman’s ordinary shares, which in total represents 30,000,000 ordinary shares. The offering price per ADS was $7.03, equivalent to a price per ordinary share of NT$41.72. The payment of this fundraising was fully collected as of May 8, 2018, and the record date for this capital increase was May 8, 2018.

On September 10, 2018, ASLAN Cayman’s board of directors resolved to increase authorized shares to $5 million which were approved in the interim shareholders’ meetings on October 30, 2018.

On November 7, 2018, the board of directors resolved to issue ordinary shares ranging from 15,000,000 to 40,000,000 shares for cash sponsoring the issuance of American Depository Receipts. On December 5, 2018, ASLAN Cayman received the approval letter No.1070344286 from the FSC for issuing ordinary shares for sponsoring the issuance of American Depository Receipts.

On November 5, 2019, ASLAN Cayman received the official letter No. 1080334435 from the FSC of approval of the issuance of ordinary shares for the purpose of sponsoring the issuance of American Depository Receipts. On November 8, 2019, the Company filed the registration statement, form F-3, with the U.S. Securities and Exchange Commission (SEC) for the follow on offering in the United States of its American Depositary Shares (ADS) representing shares of ordinary shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC on November 8, 2019, and the Company held the follow on offering of its ADSs on December 3, 2019.

The actual units of ADSs for this offering were 5,893,206, and each ADS represents five of ASLAN Cayman’s ordinary shares, which in total represents 29,466,030 ordinary shares. The offering price per ADS was $2.5, equivalent to a price per ordinary share of NT$15.24. The payment of this fundraising was fully collected as of December 6, 2019, and the record date for this capital increase was December 6, 2019.

b.	Capital surplus

	December 31
	2017	2018	2019
Arising from issuance of new share capital	$78,384,290	$105,143,362	$108,800,191
Arising from employee share options	5,898,391	6,316,310	6,274,591
Changes in percentage of ownership interests in subsidiary	—	—	1,376,349
Equity component of long-term debt (Note 14)	—	—	44,579
	$84,282,681	$111,459,672	$116,495,710

c.	Retained earnings and dividends policy

Under the ASLAN Cayman’s Articles of Incorporation, ASLAN Cayman may declare dividends by ordinary resolution of ASLAN Cayman’s board of directors, but no dividends shall exceed the amount recommended by the directors of ASLAN Cayman.

ASLAN Cayman may set aside out of the funds legally available for distribution, for equalizing dividends or for any other purpose to which those funds may be properly applied, either employed in the business of ASLAN Cayman or invested in such investments as the directors of ASLAN Cayman may from time to time think fit.

The accumulated deficits for 2017 and 2018 approved in the shareholders’ meetings on June 15, 2018 and June 20, 2019, respectively, were as follows:

	For the Year Ended December 31
	2017	2018
Accumulated deficits at the beginning of the year	$(50,391,283)	$(90,283,261)
Net loss for the year	(39,891,978)	(42,185,597)

Accumulated deficits at the end of the year	$(90,283,261)	$(132,468,858)

The accumulated deficits for 2019 which had been proposed by ASLAN Cayman’s board of directors on March 18, 2020 were as follows:

For the Year Ended December 31
2019
Accumulated deficits at the beginning of the year	$(132,468,858)
Net loss for the year	(47,015,967)
Accumulated deficits at the end of the year	$(179,484,825)

The accumulated deficits for 2019 are subject to the resolution of the shareholders’ meeting to be held on June 22, 2020.

d.	Others reserves items

Unrealized gain (loss) on financial assets at fair value through other comprehensive income:

	For the Years Ended December 31
	2018	2019
Balance at January 1	$—	$—
Unrealized loss
Equity instruments	—	(55,084)
Balance at December 31	$—	$(55,084)

e.	Non-controlling interests

	For the Year Ended December 31
	2018	2019
Balance at January 1	$—	$—
Share in profit for the year	—	(49,570)
Proceeds from non-controlling interest		2,500,000
Adjustments relating to changes in capital surplus of associates accounted for using the equity method	—	(1,376,349)
Balance at December 31	$—	$1,074,081